FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
FINANCIAL LIABILITIES	FINANCIAL LIABILITIES

	As of
US$ MILLIONS	Dec. 31, 2023	Dec. 31, 2022
Current:
Interest rate swaps	$60	$72
Total current financial liabilities	$60	$72

Non-current:
Interest rate swaps	$15	$—
Total non-current financial liabilities	$15	$—
Exchangeable shares, class B shares and class C shares
The exchangeable and class B shares are classified as liabilities due to their exchangeable and cash redemption features. Upon issuance, exchangeable and class B shares are recognized at their fair value. Subsequent to initial recognition, the exchangeable and class B shares are recognized at amortized cost and remeasured to reflect changes in the contractual cash flows associated with the shares. These contractual cash flows are based on the price of one unit of the partnership.
In August 2021, the partnership acquired a controlling interest in Inter Pipeline Ltd. (“IPL”) for consideration comprised of cash, exchangeable shares and class B exchangeable limited partnership units (“BIPC Exchangeable LP Units”) of Brookfield Infrastructure Corporation Exchange Limited Partnership (“BIPC Exchange LP”). BIPC Exchange LP is a subsidiary of the partnership and holders of BIPC Exchangeable LP Units have the right to require the partnership to purchase BIPC Exchangeable LP Units and deliver one exchangeable share for each BIPC Exchangeable LP Unit purchased. During the year ended December 31, 2023, our company issued 220,956 exchangeable shares in connection with exchange requests from BIPC Exchange LP unitholders. Upon issuance, the exchangeable shares were recognized at their fair value.
In November 2021, our company issued 3.2 million exchangeable shares in public offerings in the U.S. and Canada. In total, $134 million of gross proceeds were raised through the issuance and $6 million in equity issuance costs were incurred.
In September 2023, our company issued approximately 21.1 million exchangeable shares in connection with the acquisition of our global intermodal logistics operation. In addition, our company issued approximately 9 million class C shares to Brookfield Infrastructure to partially finance the acquisition.
During the year ended December 31, 2023, our shareholders exchanged 11,002 exchangeable shares for an equal number of partnership units. As at December 31, 2023, the exchangeable and class B shares were remeasured to reflect the NYSE closing price of one unit, $31.49 per share. Remeasurement gains or losses associated with these shares are recorded in the Consolidated Statements of Operating Results. Our company declared and paid dividends of $178 million on its exchangeable shares outstanding during the year ended December 31, 2023 (2022: $158 million, 2021: $115 million). Dividends paid on exchangeable shares are presented as interest expense in the Consolidated Statements of Operating Results.
On June 10, 2022, our group completed a three-for-two split of partnership units, BIPC Exchangeable LP Units, BIP Exchange LP units, exchangeable shares, class B shares and class C shares, by way of a subdivision whereby unitholders/shareholders received an additional one-half of a unit/share for each unit/share held. All historical units/shares and per unit/share disclosures have been adjusted to effect for the change in units/shares due to the splits.
The following table provides a continuity schedule of outstanding exchangeable shares and class B shares along with our corresponding liability and remeasurement gains and losses.

	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)	Exchangeable and class B shares (US$ Millions)
Balance at January 1, 2022	110,157,540	2	$4,466
Share issuance - BIPC Exchangeable LP Unit exchanges	427,643	—	19
Shares exchanged to units	(17,512)	—	(1)
Remeasurement of liability	—	—	(1,058)
Balance at December 31, 2022	110,567,671	2	$3,426
Share issuance(1)	21,094,441	—	751
Share issuance - BIPC Exchangeable LP Unit exchanges	220,956	—	10
Shares exchanged to units	(11,002)	—	—
Remeasurement of liability	—	—	(34)
Balance at December 31, 2023	131,872,066	2	$4,153

(1)     Refer to Note 4, Acquisition of Businesses, for further details
Similar to class B shares, class C shares are classified as liabilities due to their cash redemption feature. However, class C shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. Refer to Note 18, Equity, for further details related to class C shares.